ACQUISITION (Schedule of Future Amortization Expense) (Details) $ in Thousands	Dec. 31, 2013 USD ($)
Future amortization expense:
2016	$ 1,101
2017	966
2018	855
2019	764
2020	690
2021	629
2022-2028	$ 3,261